Commitment and Contingencies - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Outstanding letters of credit and surety bonds	$ 78.3			$ 99.3
Related Party Transaction [Line Items]
Operating Leases, Future Minimum Payments Due	674.0
Operating Leases, Rent Expense	292.0	283.2	279.3
Operating Leases, Rent Expense, Contingent Rentals	35.7	28.6	24.7
CBS Corp.
Related Party Transaction [Line Items]
Indemnification of Letters of Credit and Surety Bonds	$ 78.3			$ 0